REVENUES (Revenue by Location) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CHINA [Member] CNY	Dec. 31, 2011 CHINA [Member] CNY	Dec. 31, 2010 CHINA [Member] CNY	Dec. 31, 2012 GERMANY [Member] CNY	Dec. 31, 2011 GERMANY [Member] CNY	Dec. 31, 2010 GERMANY [Member] CNY	Dec. 31, 2012 ITALY [Member] CNY	Dec. 31, 2011 ITALY [Member] CNY	Dec. 31, 2010 ITALY [Member] CNY	Dec. 31, 2012 SPAIN [Member] CNY	Dec. 31, 2011 SPAIN [Member] CNY	Dec. 31, 2010 SPAIN [Member] CNY	Dec. 31, 2012 CYPRUS [Member] CNY	Dec. 31, 2011 CYPRUS [Member] CNY	Dec. 31, 2010 CYPRUS [Member] CNY	Dec. 31, 2012 USA [Member] CNY	Dec. 31, 2011 USA [Member] CNY	Dec. 31, 2010 USA [Member] CNY	Dec. 31, 2012 Rest Of The World [Member] CNY	Dec. 31, 2011 Rest Of The World [Member] CNY	Dec. 31, 2010 Rest Of The World [Member] CNY
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723	2,179,670,146	1,281,483,521	1,600,001,420	1,177,954,567	2,422,250,586	1,157,707,877	382,077,005	1,846,512,600	1,130,191,372	251,902,465	204,135,242	111,097,087	138,312,812	304,723,650		135,839,209	118,132,913	83,166,809	529,012,245	1,207,712,932	572,690,158